Shareholders' Equity (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions								6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 13, 2025 USD ($)	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 23, 2024 CAD ($) $ / shares shares	Oct. 22, 2024 CAD ($) $ / shares shares	Jun. 05, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Jun. 30, 2024 $ / shares shares	Sep. 30, 2024	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($)	Feb. 13, 2025 $ / shares shares	Feb. 13, 2025 $ / shares shares
Shareholders’ equity [Line Items]
Agreement, description												the Company entered into an agreement with two securities dealers, for an At-The-Market (“ATM”) offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$100 million in value of common shares of the Company. This program was in effect until the Company’s US$750 million Shelf Registration Statement, that was due to expire in January 2025, was replaced with a new US$750 million Shelf Registration Statement, replacing the one due to expire. Also subsequent to the year end in January 2025, a US$100 million prospectus supplement was filed and the Company entered into an agreement with two securities dealers for a new ATM offering program, entitling the Company, at its discretion, and from time to time, to sell up to US$100 million in value of common shares of the Company. This program can be in effect until the Company’s US$750 million Shelf Registration Statement expires in February 2027.
Gross proceeds										$ 101,018		$ 61,519
Shares premium		$ 6,940				$ 5,543	$ 5,543			$ 6,940		$ 5,543
Weighted average rate (in Dollars per share) | $ / shares
Basic and diluted net loss										$ 31,200		$ 29,300
Weighted average share price (in Dollars per share) | $ / shares										$ 20.06		$ 16.63
Bottom of range [member]
Shareholders’ equity [Line Items]
Expected service, term										1 year	1 year
Top of range [member]
Shareholders’ equity [Line Items]
Expected service, term										5 years	5 years
RSU [Member]
Shareholders’ equity [Line Items]
Fair value grants										$ 6,000
Board members [Member] | DSU [Member]
Shareholders’ equity [Line Items]
Shares granted		54,500
Senior management [Member] | RSU [Member]
Shareholders’ equity [Line Items]
Shares granted										272,420	272,420
Other employees [Member] | RSU [Member]
Shareholders’ equity [Line Items]
Shares granted										44,000	44,000
Equity financings [Member]
Shareholders’ equity [Line Items]
Shares issued (in Shares) | shares		3,645,859	195,500	80,500	575,000	875,150	875,150			3,645,859		875,150
Price per share | $ / shares		$ 21.25	$ 25.67	$ 31.08	$ 31.26	$ 22.34	$ 22.34			$ 21.25		$ 22.34
Net proceeds										$ 75,900
Gross proceeds			$ 5,000	$ 2,500	$ 18,000		$ 19,600
Shares premium			$ 1,700	$ 200	$ 6,400	$ 5,500	$ 5,500					$ 5,500
Exploration expenditures										19,600
Other income										$ 5,500
Equity financings [Member] | Subsequent Events [Member]
Shareholders’ equity [Line Items]
Shares issued (in Shares) | shares														6,540,000	6,540,000
Price per share | $ / shares															$ 12.25
Gross proceeds	$ 80.1
Equity financings [Member] | ATM [Member]
Shareholders’ equity [Line Items]
Shares issued (in Shares) | shares		126,750				2,516,839	2,516,839			126,750		2,516,839
Price per share | $ / shares		$ 17.79				$ 17.36	$ 17.36			$ 17.79		$ 17.36
Net proceeds										$ 2,200	$ 10.9	$ 42,800
Exploration expenditures										200
Other income										100
Equity financings [Member] | Investor [Member] | Subsequent Events [Member]
Shareholders’ equity [Line Items]
Shares issued (in Shares) | shares														1,640,000	1,640,000
Price per share | $ / shares														$ 12,250,000
Gross proceeds	20.1
Accumulated other comprehensive income [member]
Shareholders’ equity [Line Items]
Exploration expenditures										2,500
Other income										200
Accumulated other comprehensive income [member] | Equity financings [Member]
Shareholders’ equity [Line Items]
Exploration expenditures										3,100
Other income										$ 1,100
Private placements [Member] | Subsequent Events [Member]
Shareholders’ equity [Line Items]
Price per share | $ / shares															$ 12.25
Private placements [Member] | Equity financings [Member] | Subsequent Events [Member]
Shareholders’ equity [Line Items]
Shares issued (in Shares) | shares														8,180,000	8,180,000
Gross proceeds	$ 100.2
Stock options and Restricted share units [Member]
Shareholders’ equity [Line Items]
Stock options term										5 years	5 years
Shares granted													232,266
Share options (in Shares) | shares								50,000				273,500
Exercise price (in Dollars per share) | $ / shares						$ 15.46	$ 15.46	$ 17.72				$ 15.46
Weighted average rate (in Dollars per share) | $ / shares												$ 0.18
Stock options and Restricted share units [Member] | RSU [Member]
Shareholders’ equity [Line Items]
Fair value grants						$ 4,600							$ 5,100
Shares vesting													58,066
Stock options and Restricted share units [Member] | RSU [Member] | KSM [Member]
Shareholders’ equity [Line Items]
Shares vesting									58,067
Stock options and Restricted share units [Member] | Board members [Member] | RSU [Member]
Shareholders’ equity [Line Items]
Shares granted						379,300
Stock options and Restricted share units [Member] | Senior management [Member] | RSU [Member]
Shareholders’ equity [Line Items]
Shares granted						277,500							310,266
Shares vesting										69,375	69,375